Promissory Note (Details) - Successor [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Principal amount	$ 3,885	$ 3,885
Less:	616	834
	11	14
Note payable before accrued interest payable	3,258	3,037
Add:	115	16
Note payable	$ 3,373	$ 3,053